Costs and Estimated Earnings on Uncompleted Contracts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Summary of costs and estimated earnings on uncompleted contracts
	2016	2015
Costs incurred on uncompleted contracts	$107,100	$18,363
Provision for loss on uncompleted contracts	—	—
Estimated income	19,200	6,786
	126,300	25,149
Less: billings to date	(211,900)	(53,173)

	$(85,600)	$(28,024)

	2015	2014
Costs incurred on uncompleted contracts	$18,363	$—
Provision for loss on uncompleted contracts	—	—
Estimated earnings (losses)	6,786	—
	25,149	—
Less: billings to date	(53,173)	(3,500)
	$(28,024)	$(3,500)

Summary of costs and estimated earnings amounts on uncompleted contracts included in balance sheets
	2016	2015
Costs and estimated earnings in excess of billings on uncompleted contracts	$25,753	$—
Billings in excess of cost and estimated earnings on uncompleted contracts	(111,353)	(28,024)
	$(85,600)	(28,024)

	2015	2014
Costs and estimated earnings in excess of billings on uncompleted contracts	$—	$—
Billings in excess of cost and estimated earnings on uncompleted contracts	(28,024)	(3,500)
	$(28,024)	$(3,500)

Summary of convertible debentures
	Successor 2016	Predecessor 2015
2015 Exchange Debentures	$—	$2,489,760
2015 New Debentures, net of $229,405 and $387,965 discount	—	2,316,685
Bridge Debenture	—	210,600
2016 Debenture, net of $782,653 discount	1,717,348	—

Total debt	1,717,348	5,017,045

Less current portion	—	—

Long-term debt	$1,717,348	$5,017,045